Stock-Based Compensation - Stock Option Transactions Under Various Stock-Based Employee Compensation Plans (Detail) - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding, Beginning Balance, Shares		608,375		836,859	836,859
Granted, Shares					117,000
Exercised, Shares	(13,642)	(14,609)	(85,379)	(186,521)	(340,684)	(361,618)	(554,049)
Forfeited, Shares					(4,800)
Outstanding, Ending Balance, Shares					608,375	836,859
Exercisable, Ending Balance, Shares					401,375
Outstanding, Beginning Balance, Weighted Average Exercise Price		$ 57.97		$ 49.65	$ 49.65
Granted, Weighted Average Exercise Price					76.92
Exercised, Weighted-Average Exercise Price					43.98
Forfeited, Weighted Average Exercise Price					61.23
Outstanding, Ending Balance, Weighted Average Exercise Price					57.97	$ 49.65
Exercisable, Ending Balance, Weighted Average Exercise Price					$ 50.64
Outstanding, Ending balance, Weighted Average Remaining Contractual Term					5 years 8 months 15 days
Exercisable, Ending Balance, Weighted Average Remaining Contractual Term					4 years 3 months 21 days